Note 6 - Income Taxes	3 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

6. Income Taxes

Income tax expense reflected on the Condensed Consolidated Statements of Income for the three months ended March 31, 2015 and 2014 differs from an expected statutory rate of 35% primarily due to the non-taxable nature of partnership earnings for both U.S. federal and, in most cases, state income tax purposes (pass-through status) offset by the corporate income taxes of TIR-PUC, the income taxes related to our Canadian operations and any applicable state income and franchise taxes.